Receivables from financial services	12 Months Ended
Dec. 31, 2021
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Receivables from financial services

21.   Receivables from financial services

	31 December	31 December
	2021	2020
Non-current receivables from financial services	137,559	75,717

Current receivables from financial services	2,014,626	1,886,381

Movements in provision for impairment of receivables from financial services are disclosed in Note 37.

The Group and its distributors have offered handset campaigns where subscribers can buy handsets using loans placed by Turkcell Finansman. The Group assumes credit risk in these transactions. Turkcell Finansman collects the loan from the subscriber during the contract period and the Group does not recognize handset revenue unless it is acting as principal in the handset sale.